INVESTMENT IN UNCONSOLIDATED SUBSIDIARY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Investment in Unconsolidated Subsidiary [Abstract]
Equity earnings from unconsolidated subsidiary	$ 1,159	$ 3,562	[1]	$ 1,491	[1]
Distributions from unconsolidated subsidiary	$ 0	5,501	[1]	0	[1]
Fly-Z/C LP [Member]
Investment in Unconsolidated Subsidiary [Abstract]
Limited partnership interest percentage	57.40%
Equity earnings from unconsolidated subsidiary	$ 1,200	3,600		1,500
Contributions to unconsolidated subsidiary	2,000
Distributions from unconsolidated subsidiary	$ 0	$ 6,600		$ 0
Summit Aviation Partners LLC [Member] | Fly-Z/C LP [Member]
Investment in Unconsolidated Subsidiary [Abstract]
Limited partnership interest percentage	10.20%

[1]	As restated